ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9%
	ADVERTISING & MARKETING - 0.9%
61	Interpublic Group of Companies, Inc.	$ 2,162
2	Omnicom Group, Inc.	170
8	Trade Desk, Inc. (The), Class A(a)	554
		2,886
	AEROSPACE & DEFENSE - 1.2%
33	Howmet Aerospace, Inc.	1,186
5	Huntington Ingalls Industries, Inc.	997
2	Teledyne Technologies, Inc.(a)	945
2	Textron, Inc.	149
5	Woodward, Inc.	625
		3,902
	APPAREL & TEXTILE PRODUCTS - 1.9%
11	Columbia Sportswear Company	996
4	Crocs, Inc.(a)	305
2	Deckers Outdoor Corporation(a)	547
37	Hanesbrands, Inc.	551
8	PVH Corporation	613
9	Ralph Lauren Corporation	1,021
17	Skechers USA, Inc., Class A(a)	693
45	Tapestry, Inc.	1,672
		6,398
	ASSET MANAGEMENT - 1.8%
6	Apollo Global Management, Inc.	372
14	Ares Management Corporation, Class A	1,137
24	Carlyle Group, Inc.	1,174
11	Franklin Resources, Inc.	307
6	LPL Financial Holdings, Inc.	1,096
6	Raymond James Financial, Inc.	660
20	Stifel Financial Corporation	1,358
		6,104
	AUTOMOTIVE - 1.3%
11	Autoliv, Inc.	841
28	BorgWarner, Inc.	1,089
24	Gentex Corporation	700

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	AUTOMOTIVE - 1.3% (Continued)
22	Harley-Davidson, Inc.	$ 867
7	Lear Corporation	998
		4,495
	BANKING - 4.6%
10	Citizens Financial Group, Inc.	453
8	Comerica, Inc.	723
4	Cullen/Frost Bankers, Inc.	554
18	East West Bancorp, Inc.	1,422
67	First Horizon Corporation	1,574
4	Huntington Bancshares, Inc.	59
26	KeyCorporation	582
5	M&T Bank Corporation	848
55	People's United Financial, Inc.	1,099
9	Pinnacle Financial Partners, Inc.	829
12	Prosperity Bancshares, Inc.	833
23	Regions Financial Corporation	512
9	SouthState Corporation	734
1	SVB Financial Group(a)	559
20	Synovus Financial Corporation	980
18	Webster Financial Corporation	1,010
16	Western Alliance Bancorp	1,325
21	Zions Bancorp	1,377
		15,473
	BEVERAGES - 0.5%
1	Boston Beer Company, Inc. (The), Class A(a)	388
23	Molson Coors Beverage Company, Class B	1,228
		1,616
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.2%
1	ACADIA Pharmaceuticals, Inc.(a)	24
1	Amicus Therapeutics, Inc.(a)	9
3	BioMarin Pharmaceutical, Inc.(a)	231
1	Blueprint Medicines Corporation(a)	64
9	Denali Therapeutics, Inc.(a)	290
52	Elanco Animal Health, Inc.(a)	1,357

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.2% (Continued)
53	Exelixis, Inc.(a)	$ 1,201
9	Halozyme Therapeutics, Inc.(a)	359
1	Ionis Pharmaceuticals, Inc.(a)	37
1	Iovance Biotherapeutics, Inc.(a)	17
3	Mirati Therapeutics, Inc.(a)	247
12	Neurocrine Biosciences, Inc.(a)	1,125
7	Novavax, Inc., Class A(a)	516
9	Sarepta Therapeutics, Inc.(a)	703
1	TG Therapeutics, Inc.(a)	10
4	Ultragenyx Pharmaceutical, Inc.(a)	290
6	United Therapeutics Corporation(a)	1,076
		7,556
	CHEMICALS - 3.3%
1	Albemarle Corporation	221
1	Ashland Global Holdings, Inc.	98
1	Avery Dennison Corporation	174
2	Celanese Corporation	286
12	CF Industries Holdings, Inc.	1,237
13	Eastman Chemical Company	1,457
14	FMC Corporation	1,842
26	Huntsman Corporation	975
3	International Flavors & Fragrances, Inc.	394
29	Mosaic Company (The)	1,929
28	Olin Corporation	1,464
12	RPM International, Inc.	977
		11,054
	COMMERCIAL SUPPORT SERVICES - 1.3%
26	Aramark	977
6	ASGN, Inc.(a)	700
7	Clean Harbors, Inc.(a)	781
4	ManpowerGroup, Inc.	376
12	Robert Half International, Inc.	1,370
4	Stericycle, Inc.(a)	236

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.3% (Continued)
1	Terminix Global Holdings, Inc.(a)	$ 46
		4,486
	CONSTRUCTION MATERIALS - 1.4%
7	Advanced Drainage Systems, Inc.	832
5	Carlisle Companies, Inc.	1,230
1	Eagle Materials, Inc.	128
2	Martin Marietta Materials, Inc.	770
25	MDU Resources Group, Inc.	666
14	Owens Corning	1,281
		4,907
	CONSUMER SERVICES - 0.4%
1	Chegg, Inc.(a)	36
18	Service Corporation International	1,185
		1,221
	CONTAINERS & PACKAGING - 1.4%
8	Crown Holdings, Inc.	1,000
18	Graphic Packaging Holding Company	361
2	Packaging Corporation of America	312
20	Sealed Air Corporation	1,339
5	Sonoco Products Company	313
27	Westrock Company	1,270
		4,595
	DIVERSIFIED INDUSTRIALS - 0.2%
9	ITT, Inc.	677

	E-COMMERCE DISCRETIONARY - 0.0%^
1	Etsy, Inc.(a)	124

	ELECTRIC UTILITIES - 2.6%
10	Alliant Energy Corporation	625
18	Evergy, Inc.	1,230
1	Hawaiian Electric Industries, Inc.	42
5	IDACORP, Inc.	577
6	NextEra Energy Partners, L.P.	500

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	ELECTRIC UTILITIES - 2.6% (Continued)
20	NRG Energy, Inc.	$ 767
30	OGE Energy Corporation	1,224
14	Pinnacle West Capital Corporation	1,093
1	Portland General Electric Company	55
115	Vistra Corporation	2,674
		8,787
	ELECTRICAL EQUIPMENT - 1.5%
14	A O Smith Corporation	894
4	Acuity Brands, Inc.	757
12	Cognex Corporation	926
1	Generac Holdings, Inc.(a)	297
4	Hubbell, Inc.	735
2	Littelfuse, Inc.	499
2	National Instruments Corporation	81
4	Trimble, Inc.(a)	289
38	Vertiv Holdings Company	532
		5,010
	ENGINEERING & CONSTRUCTION - 1.4%
12	AECOM	922
5	EMCOR Group, Inc.	563
3	Jacobs Engineering Group, Inc.	413
9	MasTec, Inc.(a)	784
6	Quanta Services, Inc.	789
5	Tetra Tech, Inc.	825
14	WillScot Mobile Mini Holdings Corporation(a)	548
		4,844
	ENTERTAINMENT CONTENT - 0.2%
57	Zynga, Inc., Class A(a)	527

	FOOD - 1.7%
2	BellRing Brands, Inc.(a)	46
35	Campbell Soup Company	1,560
14	Darling Ingredients, Inc.(a)	1,126
8	Ingredion, Inc.	697

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	FOOD - 1.7% (Continued)
12	J M Smucker Company (The)	$ 1,625
12	Lamb Weston Holdings, Inc.	719
1	Lancaster Colony Corporation	149
		5,922
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
12	Louisiana-Pacific Corporation	745
9	Trex Company, Inc.(a)	588
		1,333
	GAS & WATER UTILITIES - 2.2%
22	Atmos Energy Corporation	2,629
20	Essential Utilities, Inc.	1,023
13	National Fuel Gas Company	893
49	NiSource, Inc.	1,558
34	UGI Corporation	1,231
		7,334
	HEALTH CARE FACILITIES & SERVICES - 2.9%
1	Amedisys, Inc.(a)	172
30	Cardinal Health, Inc.	1,701
1	Charles River Laboratories International, Inc.(a)	284
1	Chemed Corporation	507
5	DaVita, Inc.(a)	566
16	Encompass Health Corporation	1,138
13	Henry Schein, Inc.(a)	1,133
2	Invitae Corporation(a)	16
9	Syneos Health, Inc.(a)	729
19	Teladoc Health, Inc.(a)	1,370
16	Universal Health Services, Inc., Class B	2,319
		9,935
	HOME & OFFICE PRODUCTS - 1.1%
8	Leggett & Platt, Inc.	279
49	Newell Brands, Inc.	1,049
1	Scotts Miracle-Gro Company (The)	123
20	Tempur Sealy International, Inc.	558

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	HOME & OFFICE PRODUCTS - 1.1% (Continued)
9	Whirlpool Corporation	$ 1,555
		3,564
	HOME CONSTRUCTION - 1.6%
14	Fortune Brands Home & Security, Inc.	1,040
20	Masco Corporation	1,020
8	Mohawk Industries, Inc.(a)	994
37	PulteGroup, Inc.	1,550
16	Toll Brothers, Inc.	752
		5,356
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%^
1	Timken Company (The)	61

	INDUSTRIAL SUPPORT SERVICES - 1.1%
2	AMERCO	1,194
1	SiteOne Landscape Supply, Inc.(a)	162
2	United Rentals, Inc.(a)	710
2	Watsco, Inc.	609
7	WESCO International, Inc.(a)	911
		3,586
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
28	Jefferies Financial Group, Inc.	920
16	SEI Investments Company	963
		1,883
	INSURANCE - 9.4%
3	Alleghany Corporation(a)	2,541
2	American Financial Group, Inc.	291
15	Assurant, Inc.	2,728
12	Cincinnati Financial Corporation	1,632
116	Equitable Holdings, Inc.	3,586
25	Globe Life, Inc.	2,515
14	Hartford Financial Services Group, Inc. (The)	1,005
48	Lincoln National Corporation	3,137
16	Loews Corporation	1,037
1	Markel Corporation(a)	1,475

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	INSURANCE - 9.4% (Continued)
93	Old Republic International Corporation	$ 2,406
5	Primerica, Inc.	684
14	Principal Financial Group, Inc.	1,028
1	Radian Group, Inc.	22
15	Reinsurance Group of America, Inc.	1,642
61	Unum Group	1,922
25	Voya Financial, Inc.	1,659
36	W R Berkley Corporation	2,397
		31,707
	INTERNET MEDIA & SERVICES - 0.3%
4	Expedia Group, Inc.(a)	783
3	GoDaddy, Inc., Class A(a)	251
1	TripAdvisor, Inc.(a)	27
		1,061
	LEISURE FACILITIES & SERVICES - 1.8%
12	Boyd Gaming Corporation	789
6	Choice Hotels International, Inc.	851
3	Churchill Downs, Inc.	665
4	Darden Restaurants, Inc.	532
4	Marriott Vacations Worldwide Corporation	631
12	Penn National Gaming, Inc.(a)	509
3	Texas Roadhouse, Inc.	251
4	Vail Resorts, Inc.	1,041
11	Wyndham Hotels & Resorts, Inc.	932
		6,201
	LEISURE PRODUCTS - 1.5%
9	Brunswick Corporation	728
4	Fox Factory Holding Corporation(a)	392
18	Hasbro, Inc.	1,475
45	Mattel, Inc.(a)	999
7	Polaris, Inc.	737
8	Thor Industries, Inc.	630
		4,961

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	MACHINERY - 3.9%
12	AGCO Corporation	$ 1,752
18	Colfax Corporation(a)	716
6	Crane Company	650
5	Curtiss-Wright Corporation	751
19	Donaldson Company, Inc.	987
1	Flowserve Corporation	36
16	Graco, Inc.	1,115
2	IDEX Corporation	383
7	Lincoln Electric Holdings, Inc.	965
4	Middleby Corporation (The)(a)	656
3	MSA Safety, Inc.	398
6	Nordson Corporation	1,362
8	Oshkosh Corporation	805
6	Regal Rexnord Corporation	893
8	Snap-on, Inc.	1,644
2	Toro Company (The)	171
		13,284
	MEDICAL EQUIPMENT & DEVICES - 1.7%
1	ABIOMED, Inc.(a)	331
2	Bio-Techne Corporation	866
2	Bruker Corporation	129
18	DENTSPLY SIRONA, Inc.	886
10	Exact Sciences Corporation(a)	699
8	Globus Medical, Inc., Class A(a)	590
1	Haemonetics Corporation(a)	63
2	Insulet Corporation(a)	533
6	Integra LifeSciences Holdings Corporation(a)	386
1	iRhythm Technologies, Inc.(a)	158
1	Masimo Corporation(a)	146
1	Nevro Corporation(a)	72
1	Penumbra, Inc.(a)	222
3	Repligen Corporation(a)	564
1	STAAR Surgical Company(a)	80
		5,725

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	METALS & MINING - 1.8%
28	Alcoa Corporation	$ 2,521
80	Cleveland-Cliffs, Inc.(a)	2,577
6	Royal Gold, Inc.	847
		5,945
	OIL & GAS PRODUCERS - 5.9%
62	Antero Resources Corporation(a)	1,893
10	ConocoPhillips	1,000
79	Coterra Energy, Inc.	2,131
17	Diamondback Energy, Inc.	2,330
96	EQT Corporation	3,303
29	HF Sinclair Corporation(a)	1,156
33	Magnolia Oil & Gas Corporation	780
52	Marathon Oil Corporation	1,306
19	Matador Resources Company	1,007
24	Murphy Oil Corporation	969
19	PDC Energy, Inc.	1,381
48	Range Resources Corporation(a)	1,458
18	Targa Resources Corporation	1,358
		20,072
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
18	Halliburton Company	682
43	NOV, Inc.	843
		1,525
	PUBLISHING & BROADCASTING - 1.5%
23	Liberty Media Formula One, Class C(a)	1,606
9	New York Times Company (The), Class A	413
76	News Corporation, Class A	1,684
7	Nexstar Media Group, Inc., Class A	1,319
		5,022
	REAL ESTATE SERVICES - 0.4%
6	Jones Lang LaSalle, Inc.(a)	1,437

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	REIT - 0.4%
1	Texas Pacific Land Corporation	$ 1,352

	RENEWABLE ENERGY - 0.7%
2	Enphase Energy, Inc.(a)	403
13	First Solar, Inc.(a)	1,089
25	Sunrun, Inc.(a)	759
		2,251
	RETAIL - CONSUMER STAPLES - 0.9%
19	BJ's Wholesale Club Holdings, Inc.(a)	1,285
6	Casey's General Stores, Inc.	1,189
4	Five Below, Inc.(a)	633
1	Ollie's Bargain Outlet Holdings, Inc.(a)	43
		3,150
	RETAIL - DISCRETIONARY - 4.5%
6	Advance Auto Parts, Inc.	1,242
13	AutoNation, Inc.(a)	1,295
28	Builders FirstSource, Inc.(a)	1,807
9	Burlington Stores, Inc.(a)	1,640
12	Dick's Sporting Goods, Inc.	1,200
8	Floor & Decor Holdings, Inc., Class A(a)	648
16	Gap, Inc. (The)	225
3	Genuine Parts Company	378
25	Kohl's Corporation	1,512
4	Lithia Motors, Inc.	1,200
47	Macy's, Inc.	1,145
2	RH(a)	652
1	Tractor Supply Company	233
1	Ulta Beauty, Inc.(a)	398
11	Williams-Sonoma, Inc.	1,595
		15,170
	SEMICONDUCTORS - 3.5%
5	Azenta, Inc.	414
1	Cirrus Logic, Inc.(a)	85
6	Entegris, Inc.	787

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	SEMICONDUCTORS - 3.5% (Continued)
12	II-VI, Inc.(a)	$ 870
6	IPG Photonics Corporation(a)	659
16	Lattice Semiconductor Corporation(a)	975
9	Marvell Technology, Inc.	645
6	MKS Instruments, Inc.	900
1	Monolithic Power Systems, Inc.	486
14	ON Semiconductor Corporation(a)	876
13	Qorvo, Inc.(a)	1,613
3	Silicon Laboratories, Inc.(a)	451
4	Synaptics, Inc.(a)	798
4	Teradyne, Inc.	473
4	Universal Display Corporation	668
9	Wolfspeed, Inc.(a)	1,025
		11,725
	SOFTWARE - 3.5%
1	ACI Worldwide, Inc.(a)	31
1	Alteryx, Inc., Class A(a)	72
7	Aspen Technology, Inc.(a)	1,158
15	Black Knight, Inc.(a)	870
17	Citrix Systems, Inc.	1,715
3	Concentrix Corporation	500
2	Five9, Inc.(a)	221
5	Guidewire Software, Inc.(a)	473
7	Manhattan Associates, Inc.(a)	971
1	MicroStrategy, Inc., Class A(a)	486
4	NortonLifeLock, Inc.	106
3	Omnicell, Inc.(a)	388
2	Paylocity Holding Corporation(a)	412
7	Pegasystems, Inc.	565
12	PTC, Inc.(a)	1,293
9	Tenable Holdings, Inc.(a)	520
7	Teradata Corporation(a)	345
2	Varonis Systems, Inc.(a)	95
2	Workiva, Inc.(a)	236

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	SOFTWARE - 3.5% (Continued)
8	Zendesk, Inc.(a)	$ 962
4	Ziff Davis, Inc.(a)	387
		11,806
	SPECIALTY FINANCE - 1.9%
73	Fidelity National Financial, Inc.	3,565
30	First American Financial Corporation	1,945
1	MGIC Investment Corporation	13
13	SLM Corporation	239
18	Synchrony Financial	627
		6,389
	STEEL - 2.1%
9	Reliance Steel & Aluminum Company	1,650
33	Steel Dynamics, Inc.	2,753
72	United States Steel Corporation	2,718
		7,121
	TECHNOLOGY HARDWARE - 3.4%
13	Arrow Electronics, Inc.(a)	1,542
19	Ciena Corporation(a)	1,152
9	Dolby Laboratories, Inc., Class A	704
7	F5, Inc.(a)	1,462
18	Jabil, Inc.	1,111
42	Juniper Networks, Inc.	1,561
7	Lumentum Holdings, Inc.(a)	683
4	NetApp, Inc.	332
38	Pure Storage, Inc., Class A(a)	1,342
9	TD SYNNEX Corporation	929
1	ViaSat, Inc.(a)	49
12	Western Digital Corporation(a)	596
1	Xerox Holdings Corporation	20
		11,483
	TECHNOLOGY SERVICES - 3.4%
18	Booz Allen Hamilton Holding Corporation	1,581
2	CACI International, Inc., Class A(a)	603
49	DXC Technology Company(a)	1,599

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	TECHNOLOGY SERVICES - 3.4% (Continued)
5	Euronet Worldwide, Inc.(a)	$ 651
1	FactSet Research Systems, Inc.	434
3	Fair Isaac Corporation(a)	1,399
2	Gartner, Inc.(a)	595
8	Jack Henry & Associates, Inc.	1,576
12	Leidos Holdings, Inc.	1,296
56	Western Union Company (The)	1,050
4	WEX, Inc.(a)	714
		11,498
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	363

	TRANSPORTATION & LOGISTICS - 1.9%
18	Alaska Air Group, Inc.(a)	1,044
15	CH Robinson Worldwide, Inc.	1,616
7	GXO Logistics, Inc.(a)	499
1	JB Hunt Transport Services, Inc.	201
1	JetBlue Airways Corporation(a)	15
24	Knight-Swift Transportation Holdings, Inc.	1,211
2	Landstar System, Inc.	302
2	Saia, Inc.(a)	487
15	XPO Logistics, Inc.(a)	1,092
		6,467
	TRANSPORTATION EQUIPMENT - 0.1%
4	Westinghouse Air Brake Technologies Corporation	385

	WHOLESALE - CONSUMER STAPLES - 0.6%
27	Performance Food Group Company(a)	1,375
19	US Foods Holding Corporation(a)	715
		2,090

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.6%
34	LKQ Corporation	$ 1,544
1	Pool Corporation	423
		1,967

	TOTAL COMMON STOCKS (Cost $282,945)	323,793

	PARTNERSHIP SHARES — 0.4%
	OIL & GAS PRODUCERS - 0.4%
27	Magellan Midstream Partners, L.P. (Cost $1,199)	1,325

	MONEY MARKET FUND - 2.9%
9,798	First American Treasury Obligations Fund, Class X, 0.22% (Cost $9,798) (b)	9,798

	TOTAL INVESTMENTS - 99.2% (Cost $293,942)	$ 334,916
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	2,611
	NET ASSETS - 100.0%	$ 337,527

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
^	Amount represents less than 0.05%.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2%
	ADVERTISING & MARKETING - 0.0%^
407	Fluent, Inc.(a)	$ 847

	AEROSPACE & DEFENSE - 0.5%
272	AAR Corporation(a)	13,173
182	Barnes Group, Inc.	7,315
114	Ducommun, Inc.(a)	5,972
125	Kaman Corporation	5,435
30	Mercury Systems, Inc.(a)	1,933
131	Moog, Inc., Class A	11,502
21	National Presto Industries, Inc.	1,616
3	SIFCO Industries, Inc.(a)	15
		46,961
	APPAREL & TEXTILE PRODUCTS - 0.3%
443	Culp, Inc.	3,517
221	Jerash Holdings US, Inc.	1,419
368	Movado Group, Inc.	14,370
53	Rocky Brands, Inc.	2,204
149	Tandy Leather Factory, Inc.(a)	745
287	Unifi, Inc.(a)	5,195
22	Weyco Group, Inc.	544
		27,994
	ASSET MANAGEMENT - 0.5%
25	Associated Capital Group, Inc., Class A	1,048
56	Entasis Therapeutics Holdings, Inc.(a)	105
14	First Western Financial, Inc.(a)	437
39	Hennessy Advisors, Inc.	395
641	ODP Corporation (The)(a)	29,377
386	Oppenheimer Holdings, Inc., Class A	16,822
		48,184
	AUTOMOTIVE - 1.4%
421	American Axle & Manufacturing Holdings, Inc.(a)	3,267
665	China Automotive Systems, Inc.(a)	2,028
904	Dana, Inc.	15,883
4,497	Goodyear Tire & Rubber Company (The)(a)	64,262

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	AUTOMOTIVE - 1.4% (Continued)
218	Harley-Davidson, Inc.	$ 8,589
883	Kandi Technologies Group, Inc.(a)	2,826
248	Methode Electronics, Inc.	10,726
34	Miller Industries, Inc.	958
420	Modine Manufacturing Company(a)	3,784
400	Motorcar Parts of America, Inc.(a)	7,132
288	Standard Motor Products, Inc.	12,424
9	Unique Fabricating, Inc.(a)	17
		131,896
	BANKING - 15.8%
40	ACNB Corporation	1,398
223	Allegiance Bancshares, Inc.	9,964
1,001	Amalgamated Financial Corporation	17,988
227	American National Bankshares, Inc.	8,553
680	Ameris Bancorp	29,838
48	Ames National Corporation	1,193
1,502	Associated Banc-Corporation	34,186
665	Atlantic Union Bankshares Corporation	24,399
186	Banc of California, Inc.	3,601
25	Bank of Marin Bancorp	877
189	Bank of Princeton (The)	5,453
1	Bank OZK	43
845	BankFinancial Corporation	8,754
204	BankUnited, Inc.	8,968
141	Bankwell Financial Group, Inc.	4,770
97	Banner Corporation	5,677
398	Bar Harbor Bankshares	11,391
255	BayCom Corporation	5,551
735	BCB Bancorp, Inc.	13,414
679	Berkshire Hills Bancorp, Inc.	19,671
68	Brookline Bancorp, Inc.	1,076
322	Byline Bancorp, Inc.	8,591
17	Cadence Bank	497
58	Camden National Corporation	2,728

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	BANKING - 15.8% (Continued)
942	Capitol Federal Financial, Inc.	$ 10,249
111	Capstar Financial Holdings, Inc.	2,340
49	CB Financial Services, Inc.	1,154
200	CBTX, Inc.	6,200
1	Central Pacific Financial Corporation	28
130	Central Valley Community Bancorp	3,035
44	ChoiceOne Financial Services, Inc.	1,103
81	Citizens & Northern Corporation	1,975
322	Citizens Community Bancorp, Inc.	4,865
361	Civista Bancshares, Inc.	8,700
108	CNB Financial Corporation	2,843
38	Codorus Valley Bancorp, Inc.	836
96	Colony Bankcorp, Inc.	1,792
914	Columbia Banking System, Inc.	29,495
187	Community Financial Corporation (The)	7,480
302	Community Trust Bancorp, Inc.	12,442
216	ConnectOne Bancorp, Inc.	6,914
1	Dime Community Bancshares, Inc.	35
4	Eagle Bancorp, Inc.	228
480	Enterprise Financial Services Corporation	22,709
118	Equity Bancshares, Inc., Class A	3,813
84	ESSA Bancorp, Inc.	1,508
35	Farmers & Merchants Bancorp, Inc.	1,265
635	Farmers National Banc Corporation	10,833
401	Financial Institutions, Inc.	12,082
20	First Bancorp	835
99	First Bancshares, Inc. (The)	3,332
264	First Bank	3,754
800	First Busey Corporation	20,272
93	First Business Financial Services, Inc.	3,051
17	First Citizens BancShares, Inc., Class A	11,315
4	First Commonwealth Financial Corporation	61
375	First Community Bankshares, Inc.	10,579
926	First Financial Bancorp	21,344

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	BANKING - 15.8% (Continued)
238	First Financial Corporation	$ 10,301
301	First Financial Northwest, Inc.	5,150
106	First Guaranty Bancshares, Inc.	2,538
50	First Horizon Corporation	1,174
113	First Internet Bancorp	4,860
457	First Merchants Corporation	19,011
85	First Mid Bancshares, Inc.	3,272
90	First Northwest Bancorp	1,988
432	First of Long Island Corporation (The)	8,407
863	Flagstar Bancorp, Inc.	36,591
442	Flushing Financial Corporation	9,879
3,094	FNB Corporation	38,520
136	FS Bancorp, Inc.	4,216
1,670	Fulton Financial Corporation	27,755
223	Great Southern Bancorp, Inc.	13,159
272	Hancock Whitney Corporation	14,185
566	Hanmi Financial Corporation	13,929
548	HarborOne Bancorp, Inc.	7,683
940	Heartland Financial USA, Inc.	44,960
924	Heritage Commerce Corporation	10,395
620	Heritage Financial Corporation	15,537
386	Hilltop Holdings, Inc.	11,348
57	Home Bancorp, Inc.	2,325
47	HomeStreet, Inc.	2,227
30	HomeTrust Bancshares, Inc.	886
1,786	Hope Bancorp, Inc.	28,719
327	Horizon Bancorp, Inc.	6,105
514	Independent Bank Corporation	11,308
312	Independent Bank Group, Inc.	22,202
370	Investar Holding Corporation	7,063
1	Investors Bancorp, Inc.	15
1,114	Kearny Financial Corporation	14,348
327	Lakeland Bancorp, Inc.	5,461
331	LCNB Corporation	5,812

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	BANKING - 15.8% (Continued)
672	Macatawa Bank Corporation	$ 6,055
56	MainStreet Bancshares, Inc.	1,361
570	Mercantile Bank Corporation	20,189
35	Mid Penn Bancorp, Inc.	938
196	Middlefield Banc Corporation	4,865
426	Midland States Bancorp, Inc.	12,294
390	MidWestOne Financial Group, Inc.	12,909
1,908	New York Community Bancorp, Inc.	20,454
695	Northfield Bancorp, Inc.	9,980
177	Northrim BanCorp, Inc.	7,712
1,366	Northwest Bancshares, Inc.	18,455
735	OceanFirst Financial Corporation	14,773
45	Ohio Valley Banc Corporation	1,359
516	Old National Bancorp	8,452
10	Old Point Financial Corporation	245
87	Old Second Bancorp, Inc.	1,262
163	OP Bancorp	2,258
133	Orrstown Financial Services, Inc.	3,050
913	Pacific Premier Bancorp, Inc.	32,275
1	PacWest Bancorp	43
62	Parke Bancorp, Inc.	1,464
21	Pathfinder Bancorp, Inc.	448
2	PCB Bancorp	46
268	Peapack-Gladstone Financial Corporation	9,313
64	Penns Woods Bancorp, Inc.	1,564
1	Peoples Bancorp, Inc.	31
800	Premier Financial Corporation	24,264
492	Primis Financial Corporation	6,878
50	Provident Financial Holdings, Inc.	827
709	Provident Financial Services, Inc.	16,591
113	QCR Holdings, Inc.	6,395
705	RBB Bancorp	16,560
627	Renasant Corporation	20,973
147	Republic Bancorp, Inc., Class A	6,606

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	BANKING - 15.8% (Continued)
744	Republic First Bancorp, Inc.(a)	$ 3,839
782	Riverview Bancorp, Inc.	5,904
514	S&T Bancorp, Inc.	15,204
153	SB Financial Group, Inc.	3,046
346	Sierra Bancorp	8,643
1,073	Simmons First National Corporation, Class A	28,134
120	SmartFinancial, Inc.	3,070
149	SouthState Corporation	12,157
2	Synovus Financial Corporation	98
242	Territorial Bancorp, Inc.	5,808
573	Texas Capital Bancshares, Inc.(a)	32,839
22	Towne Bank	659
345	TrustCompany Bank Corporation	11,016
684	Trustmark Corporation	20,787
1	Umpqua Holdings Corporation	19
53	United Bancshares, Inc.	1,704
1,028	United Bankshares, Inc.	35,857
420	United Security Bancshares	3,486
473	Univest Financial Corporation	12,657
403	Valley National Bancorp	5,247
15	Veritex Holdings, Inc.	573
1,057	Washington Federal, Inc.	34,691
602	Waterstone Financial, Inc.	11,643
212	Webster Financial Corporation	11,897
689	WesBanco, Inc.	23,674
855	Western New England Bancorp, Inc.	7,644
69	WSFS Financial Corporation	3,217
		1,462,779
	BEVERAGES - 0.0%^
51	Coffee Holding Company, Inc.	174

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.9%
4,063	Amneal Pharmaceuticals, Inc.(a)	16,943
601	Amphastar Pharmaceuticals, Inc.(a)	21,576

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 1.9% (Continued)
137	ANI Pharmaceuticals, Inc.(a)	$ 3,851
574	Assembly Biosciences, Inc.(a)	1,182
322	Collegium Pharmaceutical, Inc.(a)	6,556
135	Cumberland Pharmaceuticals, Inc.(a)	381
172	Eagle Pharmaceuticals, Inc.(a)	8,512
222	Emergent BioSolutions, Inc.(a)	9,115
42	Enanta Pharmaceuticals, Inc.(a)	2,990
750	Innoviva, Inc.(a)	14,513
2,953	Ironwood Pharmaceuticals, Inc.(a)	37,149
512	Prestige Consumer Healthcare, Inc.(a)	27,105
585	Sangamo Therapeutics, Inc.(a)	3,399
698	Supernus Pharmaceuticals, Inc.(a)	22,559
1	United Therapeutics Corporation(a)	179
		176,010
	CABLE & SATELLITE - 0.1%
704	WideOpenWest, Inc.(a)	12,278

	CHEMICALS - 2.0%
326	AdvanSix, Inc.	16,655
1,783	AgroFresh Solutions, Inc.(a)	3,388
195	American Vanguard Corporation	3,962
236	Ashland Global Holdings, Inc.	23,225
1,086	Ecovyst, Inc.	12,554
21	Element Solutions, Inc.	460
5	Hawkins, Inc.	230
56	Haynes International, Inc.	2,386
70	HB Fuller Company	4,625
1	Huntsman Corporation	38
194	Intrepid Potash, Inc.(a)	15,935
402	Koppers Holdings, Inc.	11,063
42	Materion Corporation	3,601
316	Minerals Technologies, Inc.	20,903
28	Oil-Dri Corporation of America	802
28	Rayonier Advanced Materials, Inc.(a)	184

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	CHEMICALS - 2.0% (Continued)
33	Rogers Corporation(a)	$ 8,966
88	Trecora Resources(a)	744
1,086	Univar Solutions, Inc.(a)	34,904
760	Valhi, Inc.	22,276
		186,901
	COMMERCIAL SUPPORT SERVICES - 2.6%
767	ABM Industries, Inc.	35,313
135	AMN Healthcare Services, Inc.(a)	14,085
1,386	ARC Document Solutions, Inc.	5,405
51	BGSF, Inc.	672
1,479	BrightView Holdings, Inc.(a)	20,129
7	CBIZ, Inc.(a)	294
600	Cross Country Healthcare, Inc.(a)	13,002
1	Deluxe Corporation	30
268	Ennis, Inc.	4,950
327	Franchise Group, Inc.	13,548
1	Heidrick & Struggles International, Inc.	40
215	Huron Consulting Group, Inc.(a)	9,849
306	Kelly Services, Inc., Class A	6,637
96	Korn Ferry	6,234
12	ManpowerGroup, Inc.	1,127
2	Quest Resource Holding Corporation(a)	12
679	Resources Connection, Inc.	11,638
387	Schnitzer Steel Industries, Inc., Class A	20,101
488	Terminix Global Holdings, Inc.(a)	22,267
676	TrueBlue, Inc.(a)	19,530
137	UniFirst Corporation	25,246
409	Vectrus, Inc.(a)	14,667
		244,776
	CONSTRUCTION MATERIALS - 0.6%
4	Apogee Enterprises, Inc.	190
2,022	MDU Resources Group, Inc.	53,886
34	Summit Materials, Inc., Class A(a)	1,056
		55,132

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	CONSUMER SERVICES - 1.5%
1	Adtalem Global Education, Inc.(a)	$ 30
32	American Public Education, Inc.(a)	680
30	Graham Holdings Company, Class B	18,344
274	Grand Canyon Education, Inc.(a)	26,608
801	Lincoln Educational Services Corporation(a)	5,727
324	Matthews International Corporation, Class A	10,485
2,263	Perdoceo Education Corporation(a)	25,979
376	Strategic Education, Inc.	24,959
686	Stride, Inc.(a)	24,922
		137,734
	CONTAINERS & PACKAGING - 0.4%
372	Greif, Inc., Class A	24,202
342	TriMas Corporation	10,975
		35,177
	E-COMMERCE DISCRETIONARY - 0.2%
698	1-800-Flowers.com, Inc., Class A(a)	8,906
318	Lands' End, Inc.(a)	5,381
		14,287
	ELECTRICAL EQUIPMENT - 1.6%
373	Advanced Energy Industries, Inc.	32,108
275	API Group Corporation(a)	5,783
247	Argan, Inc.	10,026
565	Bel Fuse, Inc., Class B	10,079
454	Belden, Inc.	25,152
266	Itron, Inc.(a)	14,013
387	Kimball Electronics, Inc.(a)	7,736
53	LSI Industries, Inc.	318
257	National Instruments Corporation	10,432
104	OSI Systems, Inc.(a)	8,852
199	Powell Industries, Inc.	3,864
48	Preformed Line Products Company	3,044
38	RF Industries Ltd.(a)	274
353	SPX Corporation(a)	17,442

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	ELECTRICAL EQUIPMENT - 1.6% (Continued)
129	WidePoint Corporation(a)	$ 488
		149,611
	ENGINEERING & CONSTRUCTION - 0.6%
272	Arcosa, Inc.	15,572
1	Dycom Industries, Inc.(a)	95
1	EMCOR Group, Inc.	113
204	Fluor Corporation(a)	5,853
371	Granite Construction, Inc.	12,169
38	KBR, Inc.	2,080
44	Limbach Holdings, Inc.(a)	306
1	MasTec, Inc.(a)	87
699	Mistras Group, Inc.(a)	4,620
4	MYR Group, Inc.(a)	376
105	Orion Group Holdings, Inc.(a)	260
323	Primoris Services Corporation	7,694
7	Sterling Construction Company, Inc.(a)	187
847	Tutor Perini Corporation(a)	9,148
11	VSE Corporation	507
		59,067
	ENTERTAINMENT CONTENT - 0.2%
453	AMC Networks, Inc., Class A(a)	18,405

	FOOD - 3.0%
72	Alico, Inc.	2,704
488	B&G Foods, Inc.	13,166
183	Cal-Maine Foods, Inc.	10,105
520	Hain Celestial Group, Inc. (The)(a)	17,888
1,590	Hostess Brands, Inc.(a)	34,885
607	Ingredion, Inc.	52,900
10	Landec Corporation(a)	116
37	Natural Health Trends Corporation	262
235	Nature's Sunshine Products, Inc.(a)	3,953
240	S&W Seed Company(a)	511
266	Sanderson Farms, Inc.	49,872

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	FOOD - 3.0% (Continued)
14	Seaboard Corporation	$ 58,877
191	Seneca Foods Corporation, Class A(a)	9,844
7	Simply Good Foods Company (The)(a)	266
11	Tootsie Roll Industries, Inc.	388
562	TreeHouse Foods, Inc.(a)	18,130
		273,867
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
584	Boise Cascade Company	40,570
81	Glatfelter Corporation	1,003
1,278	Mercer International, Inc.	17,828
3	Neenah, Inc.	119
2,637	Resolute Forest Products, Inc.	34,044
1	Schweitzer-Mauduit International, Inc.	28
		93,592
	HEALTH CARE FACILITIES & SERVICES - 2.5%
988	Acadia Healthcare Company, Inc.(a)	64,744
366	HealthEquity, Inc.(a)	24,683
79	LHC Group, Inc.(a)	13,319
864	Mednax, Inc.(a)	20,287
163	National HealthCare Corporation	11,447
601	OPKO Health, Inc.(a)	2,067
836	Owens & Minor, Inc.	36,801
882	Patterson Companies, Inc.	28,550
706	Premier, Inc., Class A	25,127
12	Psychemedics Corporation	83
22	Select Medical Holdings Corporation	528
		227,636
	HOME & OFFICE PRODUCTS - 0.4%
1,728	ACCO Brands Corporation	13,824
145	Hooker Furnishings Corporation	2,746
209	iRobot Corporation(a)	13,251
4	Kewaunee Scientific Corporation(a)	57
72	Kimball International, Inc., Class B	609
488	Lifetime Brands, Inc.	6,266

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	HOME & OFFICE PRODUCTS - 0.4% (Continued)
312	Steelcase, Inc., Class A	$ 3,728
100	Virco Manufacturing Corporation(a)	299
		40,780
	HOME CONSTRUCTION - 3.8%
84	American Woodmark Corporation(a)	4,112
938	Beazer Homes USA, Inc.(a)	14,276
488	Century Communities, Inc.	26,142
34	Dixie Group, Inc. (The)(a)	105
358	Forestar Group, Inc.(a)	6,358
1,098	Green Brick Partners, Inc.(a)	21,697
415	Griffon Corporation	8,312
2	Interface, Inc.	27
814	KB Home	26,357
235	LGI Homes, Inc.(a)	22,955
765	M/I Homes, Inc.(a)	33,928
924	MDC Holdings, Inc.	34,964
457	Meritage Homes Corporation(a)	36,208
216	Patrick Industries, Inc.	13,025
2,164	Taylor Morrison Home Corporation(a)	58,904
1	Toll Brothers, Inc.	47
2,170	Tri Pointe Homes, Inc.(a)	43,574
		350,991
	HOUSEHOLD PRODUCTS - 0.4%
23	Central Garden & Pet Company, Class A(a)	938
197	Clearwater Paper Corporation(a)	5,522
195	Crown Crafts, Inc.	1,269
381	Edgewell Personal Care Company	13,971
166	Nu Skin Enterprises, Inc., Class A	7,948
446	Quanex Building Products Corporation	9,362
		39,010
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
7	Ampco-Pittsburgh Corporation(a)	44
242	AZZ, Inc.	11,674
195	Core Molding Technologies, Inc.(a)	2,098

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3% (Continued)
26	Eastern Company (The)	$ 606
77	EnPro Industries, Inc.	7,525
345	L B Foster Company, Class A(a)	5,303
31	Park-Ohio Holdings Corporation	436
50	Strattec Security Corporation(a)	1,863
25	Timken Company (The)	1,518
1	Tredegar Corporation	12
		31,079
	INDUSTRIAL SUPPORT SERVICES - 0.4%
244	DXP Enterprises, Inc.(a)	6,610
881	Resideo Technologies, Inc.(a)	20,994
427	Titan Machinery, Inc.(a)	12,067
2	WESCO International, Inc.(a)	260
		39,931
	INSTITUTIONAL FINANCIAL SERVICES - 0.0%^
2	Cowen, Inc., Class A	54
1	Jefferies Financial Group, Inc.	33
		87
	INSURANCE - 6.5%
1,923	American Equity Investment Life Holding Company	76,747
159	American National Group, Inc.	30,065
3,105	Citizens, Inc.(a)	13,165
3,011	CNO Financial Group, Inc.	75,546
1,211	Donegal Group, Inc., Class A	16,240
575	eHealth, Inc.(a)	7,136
598	Employers Holdings, Inc.	24,530
774	Hallmark Financial Services, Inc.(a)	2,810
1,082	Horace Mann Educators Corporation	45,260
1,310	Kemper Corporation	74,067
62	National Western Life Group, Inc., Class A	13,045
1,610	NMI Holdings, Inc., Class A(a)	33,198
1,890	ProAssurance Corporation	50,803
3,580	Radian Group, Inc.	79,512
1,057	Security National Financial Corporation, Class A(a)	10,570

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	INSURANCE - 6.5% (Continued)
337	Tiptree, Inc.	$ 4,331
246	Unico American Corporation(a)	723
535	United Fire Group, Inc.	16,622
506	United Insurance Holdings Corporation	1,675
631	Universal Insurance Holdings, Inc.	8,512
555	Unum Group	17,488
		602,045
	INTERNET MEDIA & SERVICES - 0.3%
448	Cars.com, Inc.(a)	6,465
849	DHI Group, Inc.(a)	5,052
650	HealthStream, Inc.(a)	12,948
759	TrueCar, Inc.(a)	2,998
3	Yelp, Inc.(a)	102
		27,565
	LEISURE FACILITIES & SERVICES - 0.2%
10	Ark Restaurants Corporation(a)	185
17	Biglari Holdings, Inc.(a)	2,458
1,964	Carrols Restaurant Group, Inc.	4,439
141	Century Casinos, Inc.(a)	1,685
94	Chuy's Holdings, Inc.(a)	2,538
318	El Pollo Loco Holdings, Inc.(a)	3,695
215	Fiesta Restaurant Group, Inc.(a)	1,607
834	Good Times Restaurants, Inc.(a)	2,919
145	Marcus Corporation (The)(a)	2,566
12	RCI Hospitality Holdings, Inc.	738
		22,830
	LEISURE PRODUCTS - 1.3%
88	Escalade, Inc.	1,162
541	Funko, Inc., Class A(a)	9,332
216	LCI Industries	22,423
1	Smith & Wesson Brands, Inc.	15
619	Thor Industries, Inc.	48,715
617	Vista Outdoor, Inc.(a)	22,021

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	LEISURE PRODUCTS - 1.3% (Continued)
353	Winnebago Industries, Inc.	$ 19,073
		122,741
	MACHINERY - 0.8%
1	AGCO Corporation	146
408	Altra Industrial Motion Corporation	15,883
138	Astec Industries, Inc.	5,934
405	CECO Environmental Corporation(a)	2,223
108	Columbus McKinnon Corporation	4,579
105	ESCO Technologies, Inc.	7,342
273	Flowserve Corporation	9,801
183	Gencor Industries, Inc.(a)	1,881
1	Hillenbrand, Inc.	44
216	Hurco Companies, Inc.	6,808
8	Hyster-Yale Materials Handling, Inc., Class A	266
258	Intevac, Inc.(a)	1,380
401	Kennametal, Inc.	11,473
495	LS Starrett Company (The), Class A(a)	3,807
264	Manitowoc Company, Inc. (The)(a)	3,981
879	NN, Inc.(a)	2,532
		78,080
	MEDICAL EQUIPMENT & DEVICES - 1.8%
267	AngioDynamics, Inc.(a)	5,751
1	Artivion, Inc.(a)	21
366	Avanos Medical, Inc.(a)	12,261
207	FONAR Corporation(a)	3,840
2	Harvard Bioscience, Inc.(a)	12
29	ICU Medical, Inc.(a)	6,457
139	Inogen, Inc.(a)	4,506
224	Integer Holdings Corporation(a)	18,048
531	Integra LifeSciences Holdings Corporation(a)	34,122
588	Meridian Bioscience, Inc.(a)	15,265
49	Merit Medical Systems, Inc.(a)	3,260
12	Myriad Genetics, Inc.(a)	302
376	Natus Medical, Inc.(a)	9,881

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.8% (Continued)
276	NuVasive, Inc.(a)	$ 15,649
165	Quidel Corporation(a)	18,556
8	Utah Medical Products, Inc.	719
717	Varex Imaging Corporation(a)	15,265
		163,915
	METALS & MINING - 1.0%
1	Alcoa Corporation	90
1,209	Coeur Mining, Inc.(a)	5,380
353	CONSOL Energy, Inc.(a)	13,283
1	Encore Wire Corporation	114
1,720	Gold Resource Corporation	3,853
249	Hecla Mining Company	1,636
834	Peabody Energy Corporation(a)	20,458
2,366	SunCoke Energy, Inc.	21,081
639	Warrior Met Coal, Inc.	23,713
		89,608
	OIL & GAS PRODUCERS - 7.9%
4,344	Antero Resources Corporation(a)	132,622
2,193	Berry Corporation	22,632
781	Callon Petroleum Company(a)	46,142
5,195	Centennial Resource Development, Inc., Class A(a)	41,924
2	Civitas Resources, Inc.	119
3,494	CNX Resources Corporation(a)	72,396
1,263	Comstock Resources, Inc.(a)	16,482
934	Delek US Holdings, Inc.(a)	19,819
90	Earthstone Energy, Inc., Class A(a)	1,137
2	EQT Corporation	69
63	Equitrans Midstream Corporation	532
2,035	HF Sinclair Corporation(a)	81,095
1	Matador Resources Company	53
2,080	Murphy Oil Corporation	84,011
1,919	PBF Energy, Inc., Class A(a)	46,766
7	PDC Energy, Inc.	509
2,309	Plains GP Holdings, L.P., Class A	26,669

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	OIL & GAS PRODUCERS - 7.9% (Continued)
227	Ranger Oil Corporation(a)	$ 7,838
4,488	Ring Energy, Inc.(a)	17,144
157	SilverBow Resources, Inc.(a)	5,024
3,103	Talos Energy, Inc.(a)	48,996
548	TravelCenters of America, Inc.(a)	23,542
498	Whiting Petroleum Corporation	40,592
		736,113
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
1,397	Archrock, Inc.	12,894
8	Dawson Geophysical Company(a)	19
389	Dril-Quip, Inc.(a)	14,529
96	Geospace Technologies Corporation(a)	552
1,631	Helix Energy Solutions Group, Inc.(a)	7,796
1	Helmerich & Payne, Inc.	43
91	MRC Global, Inc.(a)	1,084
126	Natural Gas Services Group, Inc.(a)	1,501
1,488	Newpark Resources, Inc.(a)	5,446
824	NOV, Inc.	16,158
730	NOW, Inc.(a)	8,052
1,274	ProPetro Holding Corporation(a)	17,747
818	Select Energy Services, Inc., Class A(a)	7,010
306	Smart Sand, Inc.(a)	1,056
237	Solaris Oilfield Infrastructure, Inc., Class A	2,676
470	Thermon Group Holdings, Inc.(a)	7,614
507	US Silica Holdings, Inc.(a)	9,460
		113,637
	PUBLISHING & BROADCASTING - 1.9%
1,992	Beasley Broadcast Group, Inc., Class A(a)	3,506
1,747	Cumulus Media, Inc., Class A(a)	17,383
1,427	Entravision Communications Corporation, Class A	9,147
1,915	EW Scripps Company (The), Class A(a)	39,813
4,808	Gannett Company, Inc.(a)	21,684
728	Gray Television, Inc.	16,067
90	Hemisphere Media Group, Inc.(a)	411

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	PUBLISHING & BROADCASTING - 1.9% (Continued)
70	Saga Communications, Inc., Class A	$ 1,600
12	Scholastic Corporation	483
2,744	TEGNA, Inc.	61,466
193	Townsquare Media, Inc., Class A(a)	2,468
		174,028
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
1,742	Five Point Holdings, LLC(a)	10,644
24	FRP Holdings, Inc.(a)	1,387
529	Howard Hughes Corporation (The)(a)	54,810
1	Stratus Properties, Inc.(a)	43
		66,884
	REAL ESTATE SERVICES - 0.4%
554	RE/MAX Holdings, Inc., Class A	15,363
1,124	Realogy Holdings Corporation(a)	17,624
		32,987
	RENEWABLE ENERGY - 0.2%
77	Alto Ingredients, Inc.(a)	525
176	EnerSys	13,124
20	FutureFuel Corporation	195
2	Pineapple Holdings, Inc.	13
1	Renewable Energy Group, Inc.(a)	61
393	Ultralife Corporation(a)	2,110
		16,028
	RETAIL - CONSUMER STAPLES - 1.0%
144	Big Lots, Inc.	4,982
353	Ingles Markets, Inc., Class A	31,435
3	Rite Aid Corporation(a)	26
506	SpartanNash Company	16,693
680	Village Super Market, Inc., Class A	16,660
252	Weis Markets, Inc.	17,998
		87,794
	RETAIL - DISCRETIONARY - 4.6%
3	Aaron's Company, Inc. (The)	60
542	Abercrombie & Fitch Company, Class A(a)	17,339

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	RETAIL - DISCRETIONARY - 4.6% (Continued)
1,614	American Eagle Outfitters, Inc.	$ 27,115
82	America's Car-Mart, Inc.(a)	6,606
85	Asbury Automotive Group, Inc.(a)	13,617
1	AutoNation, Inc.(a)	100
96	Bassett Furniture Industries, Inc.	1,590
396	Beacon Roofing Supply, Inc.(a)	23,475
429	Big 5 Sporting Goods Corporation	7,357
181	Build-A-Bear Workshop, Inc.	3,309
15	Caleres, Inc.	290
621	Conn's, Inc.(a)	9,570
788	Container Store Group, Inc. (The)(a)	6,438
1	Designer Brands, Inc., Class A(a)	13
1	Dick's Sporting Goods, Inc.	100
120	Dillard's, Inc., Class A	32,207
301	Ethan Allen Interiors, Inc.	7,847
1,258	Foot Locker, Inc.	37,312
144	Genesco, Inc.(a)	9,160
2	GMS, Inc.(a)	100
327	Group 1 Automotive, Inc.	54,880
592	Guess?, Inc.	12,935
245	Haverty Furniture Companies, Inc.	6,718
1	Hibbett, Inc.	44
218	Kirkland's, Inc.(a)	2,025
497	La-Z-Boy, Inc.	13,106
349	Lazydays Holdings, Inc.(a)	7,043
312	MarineMax, Inc.(a)	12,561
1	Penske Automotive Group, Inc.	94
6	PetIQ, Inc.(a)	146
5,447	Qurate Retail, Inc., Class A	25,928
539	Rush Enterprises, Inc., Class A	27,440
341	Shoe Carnival, Inc.	9,944
442	Sonic Automotive, Inc., Class A	18,789
612	Sportsman's Warehouse Holdings, Inc.(a)	6,542
623	Tilly's, Inc., Class A	5,831

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	RETAIL - DISCRETIONARY - 4.6% (Continued)
732	Urban Outfitters, Inc.(a)	$ 18,380
95	Vera Bradley, Inc.(a)	729
108	Zumiez, Inc.(a)	4,127
		430,867
	SEMICONDUCTORS - 3.8%
3,455	Amkor Technology, Inc.	75,043
221	Amtech Systems, Inc.(a)	2,223
542	Axcelis Technologies, Inc.(a)	40,937
199	CEVA, Inc.(a)	8,089
617	Cirrus Logic, Inc.(a)	52,315
1	Cohu, Inc.(a)	30
231	CTS Corporation	8,163
523	Data I/O Corporation(a)	2,223
123	Diodes, Inc.(a)	10,700
521	FormFactor, Inc.(a)	21,898
199	GSI Technology, Inc.(a)	762
203	Kulicke & Soffa Industries, Inc.	11,372
583	MagnaChip Semiconductor Corporation(a)	9,858
37	NeoPhotonics Corporation(a)	563
110	Onto Innovation, Inc.(a)	9,558
1,003	Photronics, Inc.(a)	17,021
944	Rambus, Inc.(a)	30,104
316	Richardson Electronics Ltd.	3,931
48	Trio-Tech International(a)	346
130	Ultra Clean Holdings, Inc.(a)	5,511
506	Veeco Instruments, Inc.(a)	13,758
1,640	Vishay Intertechnology, Inc.	32,144
		356,549
	SOFTWARE - 2.0%
1,008	ACI Worldwide, Inc.(a)	31,742
1,533	Allscripts Healthcare Solutions, Inc.(a)	34,523
613	Avaya Holdings Corporation(a)	7,767
1	BM Technologies, Inc.(a)	9
119	Bottomline Technologies DE, Inc.(a)	6,745

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	SOFTWARE - 2.0% (Continued)
549	CareCloud, Inc.(a)	$ 2,827
361	Computer Programs and Systems, Inc.(a)	12,436
45	Consensus Cloud Solutions, Inc.(a)	2,706
393	Digi International, Inc.(a)	8,457
320	Ebix, Inc.	10,608
47	NextGen Healthcare, Inc.(a)	983
280	OneSpan, Inc.(a)	4,043
129	PDF Solutions, Inc.(a)	3,595
543	SolarWinds Corporation	7,227
393	Verint Systems, Inc.(a)	20,318
1,380	Xperi Holding Corporation	23,902
38	Ziff Davis, Inc.(a)	3,678
		181,566
	SPECIALTY FINANCE - 3.4%
1,003	Air Lease Corporation	44,784
437	Consumer Portfolio Services, Inc.(a)	4,440
108	Elevate Credit, Inc.(a)	331
24	Ellington Financial, Inc.	426
56	Enova International, Inc.(a)	2,126
1,630	EZCORP, Inc., Class A(a)	9,845
489	GATX Corporation	60,308
2	Investors Title Company	407
5,092	MGIC Investment Corporation	68,997
1,978	Mr. Cooper Group, Inc.(a)	90,335
1,395	Navient Corporation	23,771
12	Nelnet, Inc., Class A	1,020
127	PennyMac Financial Services, Inc.	6,756
5	Regional Management Corporation	243
49	Willis Lease Finance Corporation(a)	1,577
		315,366
	STEEL - 1.5%
1,660	Commercial Metals Company	69,089
186	Friedman Industries, Inc.	1,639
144	Northwest Pipe Company(a)	3,665

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	STEEL - 1.5% (Continued)
559	Olympic Steel, Inc.	$ 21,499
1,001	TimkenSteel Corporation(a)	21,902
393	Worthington Industries, Inc.	20,204
		137,998
	TECHNOLOGY HARDWARE - 4.5%
128	ADTRAN, Inc.	2,362
204	AstroNova, Inc.(a)	3,095
31	Aviat Networks, Inc.(a)	954
1,304	Avnet, Inc.	52,929
452	Aware, Inc.(a)	1,356
350	Benchmark Electronics, Inc.	8,764
469	Comtech Telecommunications Corporation	7,359
1,398	Daktronics, Inc.(a)	5,368
737	EMCORE Corporation(a)	2,727
69	GoPro, Inc., Class A(a)	589
1,495	Harmonic, Inc.(a)	13,888
256	InterDigital, Inc.	16,333
2	Jabil, Inc.	123
64	Key Tronic Corporation(a)	362
739	Knowles Corporation(a)	15,911
427	Maxar Technologies, Inc.	16,849
2	NCR Corporation(a)	80
657	NETGEAR, Inc.(a)	16,215
718	NetScout Systems, Inc.(a)	23,033
731	PCTEL, Inc.	3,392
1	Pitney Bowes, Inc.	5
140	Plexus Corporation(a)	11,453
1,497	Ribbon Communications, Inc.(a)	4,626
659	Sanmina Corporation(a)	26,637
771	Super Micro Computer, Inc.(a)	29,352
1	TD SYNNEX Corporation	103
898	TTM Technologies, Inc.(a)	13,308
211	Universal Electronics, Inc.(a)	6,592
771	ViaSat, Inc.(a)	37,625

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	TECHNOLOGY HARDWARE - 4.5% (Continued)
2,483	Viavi Solutions, Inc.(a)	$ 39,927
137	Vishay Precision Group, Inc.(a)	4,404
102	VOXX International Corporation(a)	1,017
2,376	Xerox Holdings Corporation	47,924
		414,662
	TECHNOLOGY SERVICES - 1.5%
1,424	comScore, Inc.(a)	4,144
6,192	Conduent, Inc.(a)	31,951
134	CSG Systems International, Inc.	8,518
54	ICF International, Inc.	5,084
222	Insight Enterprises, Inc.(a)	23,825
246	John Wiley & Sons, Inc., Class A	13,045
180	ManTech International Corporation, Class A	15,514
405	MAXIMUS, Inc.	30,355
108	NetSol Technologies, Inc.(a)	416
73	RCM Technologies, Inc.(a)	720
696	StarTek, Inc.(a)	3,083
		136,655
	TELECOMMUNICATIONS - 1.1%
46	ATN International, Inc.	1,834
2,676	Consolidated Communications Holdings, Inc.(a)	15,788
1,629	EchoStar Corporation, Class A(a)	39,650
164	KVH Industries, Inc.(a)	1,492
425	Spok Holdings, Inc.	3,392
2,086	Telephone and Data Systems, Inc.	39,384
		101,540
	TOBACCO & CANNABIS - 0.1%
139	Universal Corporation	8,072

	TRANSPORTATION & LOGISTICS - 4.4%
567	Air Transport Services Group, Inc.(a)	18,966
327	ArcBest Corporation	26,324
662	Atlas Air Worldwide Holdings, Inc.(a)	57,177
532	Covenant Logistics Group, Inc.(a)	11,454

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	TRANSPORTATION & LOGISTICS - 4.4% (Continued)
647	Heartland Express, Inc.	$ 9,103
445	Hub Group, Inc., Class A(a)	34,358
3,538	JetBlue Airways Corporation(a)	52,893
177	Kirby Corporation(a)	12,778
676	Marten Transport Ltd.	12,006
382	Overseas Shipholding Group, Inc., Class A(a)	798
96	Patriot Transportation Holding, Inc.	766
845	Radiant Logistics, Inc.(a)	5,383
627	Ryder System, Inc.	49,740
1,301	Schneider National, Inc., Class B	33,176
1,251	SkyWest, Inc.(a)	36,091
639	Spirit Airlines, Inc.(a)	13,975
376	Universal Logistics Holdings, Inc.	7,576
244	USA Truck, Inc.(a)	5,026
484	Werner Enterprises, Inc.	19,844
		407,434
	TRANSPORTATION EQUIPMENT - 0.4%
676	Commercial Vehicle Group, Inc.(a)	5,712
438	Greenbrier Companies, Inc. (The)	22,561
732	REV Group, Inc.	9,809
6	Trinity Industries, Inc.	206
109	Wabash National Corporation	1,618
		39,906
	WHOLESALE - CONSUMER STAPLES - 0.7%
600	Andersons, Inc. (The)	30,156
845	United Natural Foods, Inc.(a)	34,941
		65,097
	WHOLESALE - DISCRETIONARY - 1.0%
45	Acme United Corporation	1,519
94	Educational Development Corporation	729
322	ePlus, Inc.(a)	18,051
304	G-III Apparel Group Ltd.(a)	8,223
506	KAR Auction Services, Inc.(a)	9,133
452	PC Connection, Inc.	23,680

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.2% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0% (Continued)
517	ScanSource, Inc.(a)	$ 17,987
101	Veritiv Corporation(a)	13,493
7	Wayside Technology Group, Inc.	239
		93,054

	TOTAL COMMON STOCKS (Cost $8,494,740)	8,928,207

	PARTNERSHIP SHARES — 1.8%
	METALS & MINING - 0.6%
3,534	Alliance Resource Partners, L.P.	54,530

	OIL & GAS PRODUCERS - 1.2%
453	Crestwood Equity Partners, L.P.	13,554
1,654	DCP Midstream, L.P.	55,508
653	Global Partners, L.P.	17,807
1,569	NuStar Energy, L.P.	22,625
9	Plains All American Pipeline, L.P.	97
		109,591
	SPECIALTY FINANCE - 0.0%^
368	America First Multifamily Investors, L.P.	2,226
47	Fortress Transportation and Infrastructure Investors, LLC	1,210
		3,436

	TOTAL PARTNERSHIP SHARES (Cost $125,477)	167,557

	RIGHT - 0.0%^
443	ZAGG CVR (Cost $-)(a)(b)	-

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022 (Unaudited)

Shares		Value
MONEY MARKET FUND - 2.1%
195,570	First American Treasury Obligations Fund, Class X, 0.22% (Cost $195,570) (c)	$ 195,570

	TOTAL INVESTMENTS - 100.1% (Cost $8,815,787)	$ 9,291,334
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(12,670)
	NET ASSETS - 100.0%	$ 9,278,664

(a)	Non-income producing security.
(b)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.
^	Amount represents less than 0.05%.